Offerings - Offering: 1	Mar. 20, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 162,689,033.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 24,907.69
Offering Note	(1) Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act") based on the proposed aggregate offering price. Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3 (File No. 333-278402) filed with the Securities and Exchange Commission on March 29, 2024, was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith.